Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration [abstract]
Audit fees	$ 5.6	$ 5.1	$ 5.2
Audit related fees	0.8	1.3	1.4
Tax fees	0.2	0.2	0.1
Other fees	0.3	0.2	0.4
Total	$ 6.9	$ 6.8	$ 7.1